ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Payroll and related benefits and taxes	$8,051	$8,312
Fair value of embedded derivatives related to Convertible Debt	4,489	5,353
Royalties	3,732	3,610
Loan success fee related to Convertible Debt	2,858	2,858
Agent and sales commissions	955	1,224
Right-of-use lease liability, current portion	2,379	2,923
Tax liabilities	1,089	1,301
Product warranty liabilities	1,278	1,478
Product marketing	70	376
Manufacturing subcontractor costs	1,376	1,787
Legal and professional services	2,530	1,282
Other	1,594	1,739
Total accrued expenses and other current liabilities	$30,401	$32,243

9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Payroll and related benefits and taxes	$8,312	$7,258
Fair value of embedded derivatives related to Convertible Debt	5,353	-
Royalties	3,610	2,870
Loan success fee related to Convertible Debt	2,858	-
Agent and sales commissions	1,224	2,833
Right-of-use lease liability, current portion	2,923	2,599
Tax liabilities	1,301	1,611
Product warranty liabilities	1,478	1,285
Product marketing	376	752
Manufacturing subcontractor costs	1,787	2,165
Legal and professional services	1,282	2,275
Other	1,739	3,319
Total accrued expenses and other current liabilities	$32,243	$26,967

Warranty Liabilities

Information regarding the changes in the Company’s product warranty liabilities for the years ended December 31, 2022 and 2021 is as follows (in thousands):

	December 31,
	2022	2021
Balance, beginning of period	$1,285	$1,019
Accruals	1,600	957
Settlements	(1,407)	(691)
Balance, end of period	$1,478	$1,285